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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/10

*	Funds included are: Invesco Mid-Cap Value Fund and Invesco Van Kampen Technology Fund.

Item 1. Schedule of Investments.

Invesco Mid-Cap Value Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010

invesco.com/us	MS-MCV-QTR-1 11/10	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.42%
Aerospace & Defense—3.09%
Goodrich Corp.	41,177	$3,531,751

Asset Management & Custody Banks—1.86%
Northern Trust Corp.	42,231	2,124,219

Auto Parts & Equipment—1.31%
Lear Corp. (b)	17,016	1,493,494

Building Products—2.67%
Lennox International Inc.	69,297	3,048,375

Computer Hardware—2.23%
Diebold, Inc.	81,115	2,548,633

Data Processing & Outsourced Services—1.98%
Fidelity National Information Services, Inc.	84,258	2,266,540

Diversified Banks—1.85%
Comerica Inc.	58,020	2,117,150

Diversified Chemicals—2.02%
PPG Industries, Inc.	29,596	2,307,304

Electric Utilities—5.10%
Edison International	93,200	3,442,808

Great Plains Energy Inc.	127,629	2,380,281

		5,823,089

Electronic Manufacturing Services—0.96%
Flextronics International Ltd. (Singapore)(b)	152,123	1,102,892

Food Distributors—1.98%
Sysco Corp.	77,789	2,257,437

Health Care Distributors—2.96%
Henry Schein, Inc. (b)	58,828	3,378,492

Health Care Equipment—1.82%
Beckman Coulter, Inc.	28,991	1,586,098

Teleflex Inc.	9,864	492,608

		2,078,706

Health Care Facilities—5.78%
Brookdale Senior Living Inc. (b)	204,366	3,907,478

Healthsouth Corp. (b)	149,874	2,697,732

		6,605,210

	Shares	Value

Heavy Electrical Equipment—0.99%
Babcock & Wilcox Co. (b)	46,647	$1,133,056

Home Furnishings—1.65%
Mohawk Industries, Inc. (b)	35,942	1,888,393

Housewares & Specialties—2.95%
Newell Rubbermaid Inc.	200,748	3,366,544

Industrial Machinery—3.59%
Snap-on Inc.	77,409	4,097,258

Insurance Brokers—5.34%
Marsh & McLennan Cos., Inc.	112,897	2,831,457

Willis Group Holdings PLC (Ireland)	102,892	3,275,052

		6,106,509

Investment Banking & Brokerage—2.22%
Charles Schwab Corp. (The)	152,605	2,293,653

LPL Investment Holdings, Inc. (b)	7,165	242,894

		2,536,547

Motorcycle Manufacturers—2.56%
Harley-Davidson, Inc.	93,512	2,925,055

Multi-Utilities—3.07%
CenterPoint Energy, Inc.	70,795	1,106,526

Wisconsin Energy Corp.	39,928	2,404,464

		3,510,990

Office Electronics—3.21%
Zebra Technologies Corp. -Class A (b)	100,500	3,662,220

Office Services & Supplies—3.29%
Avery Dennison Corp.	100,107	3,758,017

Oil & Gas Exploration & Production—1.88%
Pioneer Natural Resources Co.	26,787	2,145,907

Oil & Gas Storage & Transportation—5.66%
El Paso Corp.	274,795	3,706,985

Williams Cos., Inc. (The)	121,021	2,760,489

		6,467,474

Packaged Foods & Meats—2.16%
ConAgra Foods, Inc.	114,648	2,462,639

Paper Packaging—2.03%
Sonoco Products Co.	70,915	2,323,175

Personal Products—1.78%
Avon Products, Inc.	71,370	2,038,327

See accompanying notes which are an integral part of this schedule.
Invesco Mid-Cap Value Fund

	Shares	Value

Property & Casualty Insurance—2.08%
ACE Ltd. (Switzerland)	40,600	$2,375,912

Regional Banks—4.68%
BB&T Corp.	76,999	1,786,377

First Horizon National Corp. (b)	101,623	972,532

Wintrust Financial Corp.	56,681	1,623,911

Zions Bancorp.	49,410	961,024

		5,343,844

Restaurants—2.32%
Darden Restaurants, Inc.	54,066	2,646,531

Retail REIT’s—1.58%
Weingarten Realty Investors	76,000	1,801,200

Soft Drinks—1.96%
Coca-Cola Enterprises Inc.	92,712	2,238,995

Specialty Chemicals—4.81%
Valspar Corp. (The)	71,957	2,377,459

W.R. Grace & Co. (b)	93,136	3,117,262

		5,494,721

Total Common Stocks & Other Equity Interests (Cost $101,728,462)		109,006,606

Money Market Funds—4.18%
Liquid Assets Portfolio — Institutional Class(c)	2,388,292	2,388,292

Premier Portfolio — Institutional Class(c)	2,388,292	2,388,292

Total Money Market Funds (Cost $4,776,584)		4,776,584

TOTAL INVESTMENTS—99.60% (Cost $106,505,046)		113,783,190

OTHER ASSETS LESS LIABILITIES—0.40%		453,123

NET ASSETS—100.00%		$114,236,313

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Mid-Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Mid-Cap Value Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Mid-Cap Value Fund

During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$113,783,190	$—	$—	$113,783,190

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $8,457,526 and $11,142,120, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,009,601

Aggregate unrealized (depreciation) of investment securities	(5,953,965)

Net unrealized appreciation of investment securities	$7,055,636

Cost of investments for tax purposes is $106,727,554.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Mid-Cap Value Fund

Invesco Van Kampen Technology Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010

invesco.com/us	VK-TEC-QTR-1 11/10	Invesco Advisers, Inc.

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.4%
Application Software 6.1%
Autodesk, Inc. (a)	47,449	$1,674,475
Citrix Systems, Inc. (a)	27,078	1,798,521
Quest Software, Inc. (a)	59,295	1,500,164
TIBCO Software, Inc. (a)	100,996	1,983,561

		6,956,721

Communications Equipment 13.4%
Acme Packet, Inc. (a)	30,828	1,509,956
Ciena Corp. (a)(b)	96,134	1,456,430
Cisco Systems, Inc. (a)	88,246	1,690,793
Finisar Corp. (a)	67,070	1,282,378
JDS Uniphase Corp. (a)	117,025	1,389,087
NICE Systems Ltd. — ADR (Israel) (a)	51,544	1,579,308
Plantronics, Inc.	27,372	979,097
Polycom, Inc. (a)	36,373	1,345,983
QUALCOMM, Inc.	74,820	3,497,087
Sycamore Networks, Inc. (a)	17,564	527,271

		15,257,390

Computer Hardware 8.5%
Apple, Inc. (a)	24,071	7,489,692
Dell, Inc. (a)	68,312	903,084
International Business Machines Corp.	8,686	1,228,721

		9,621,497

Computer Storage & Peripherals 8.8%
EMC Corp. (a)	127,214	2,733,829
NetApp, Inc. (a)	28,179	1,435,156
QLogic Corp. (a)	65,500	1,171,795
SanDisk Corp. (a)	76,208	3,398,877
STEC, Inc. (a)(b)	39,492	671,167

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Computer Storage & Peripherals (continued)
Western Digital Corp. (a)	17,802	$596,367

		10,007,191

Data Processing & Outsourced Services 5.9%
Alliance Data Systems Corp. (a)(b)	18,600	1,173,288
MasterCard, Inc., Class A	16,200	3,839,886
Wright Express Corp. (a)	37,844	1,629,941

		6,643,115

Electronic Components 1.1%
Corning, Inc.	67,761	1,196,659

Electronic Manufacturing Services 5.1%
Flextronics International Ltd. (Singapore) (a)	310,154	2,248,617
Jabil Circuit, Inc.	39,575	597,978
Tyco Electronics Ltd. (Switzerland)	96,741	2,942,861

		5,789,456

Fertilizers & Agricultural Chemicals 1.1%
Monsanto Co.	20,738	1,242,621

Health Care Equipment 0.5%
Masimo Corp. (a)	19,267	594,580

Internet Retail 2.7%
Amazon.com, Inc. (a)	10,151	1,780,485
Netflix, Inc. (a)	6,079	1,251,666

		3,032,151

Internet Software & Services 7.1%
Ariba, Inc. (a)	88,351	1,787,782
Google, Inc., Class A (a)	7,421	4,123,924
GSI Commerce, Inc. (a)	46,202	1,101,918
VeriSign, Inc. (a)	29,792	1,022,164

		8,035,788

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

IT Consulting & Other Services 1.5%
Cognizant Technology Solutions Corp., Class A (a)	27,000	$1,754,460

Semiconductor Equipment 6.5%
Advanced Energy Industries, Inc. (a)	48,630	567,998
ASML Holding NV (Netherlands)	60,762	1,982,664
Cymer, Inc. (a)	34,793	1,324,570
Novellus Systems, Inc. (a)	117,267	3,535,600

		7,410,832

Semiconductors 16.8%
Avago Technologies Ltd. (Singapore) (a)	68,282	1,782,843
Broadcom Corp., Class A	50,620	2,252,084
Cirrus Logic, Inc. (a)(b)	56,747	866,527
Intel Corp.	165,047	3,485,793
Marvell Technology Group Ltd. (Bermuda) (a)	29,663	572,199
Micron Technology, Inc. (a)	156,033	1,132,800
Microsemi Corp. (a)	142,182	3,147,909
ON Semiconductor Corp. (a)	178,475	1,455,464
RF Micro Devices, Inc. (a)	137,651	964,933
Semtech Corp. (a)	72,234	1,689,553
Skyworks Solutions, Inc. (a)	34,252	871,713
Xilinx, Inc.	30,838	836,327

		19,058,145

Systems Software 13.6%
Check Point Software Technologies Ltd. (Israel) (a)	108,925	4,669,615
CommVault Systems, Inc. (a)	20,320	591,922
Microsoft Corp.	111,765	2,817,596
Oracle Corp.	97,297	2,630,911
Red Hat, Inc. (a)	45,657	1,986,079

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued

Number of
Description	Shares	Value

Systems Software (continued)
Rovi Corp. (a)	50,244	$2,771,961

		15,468,084

Technology Distributors 0.7%
Anixter International, Inc.	14,301	798,997

Total Common Stocks 99.4% (Cost $97,276,101)		112,867,687

Money Market Funds 0.9%
Liquid Assets Portfolio-Institutional Class (c)	525,759	525,759
Premier Portfolio-Institutional Class (c)	525,759	525,759

Total Money Market Funds 0.9% (Cost $1,051,518)		1,051,518

Total Investments (excluding investments purchased with cash collateral from securities on loan) 100.3% (Cost $98,327,619)		113,919,205

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds 2.8%
Liquid Assets Portfolio-Institutional Class (c)(d) (Cost $3,197,945)	3,197,945	3,197,945

Total Investments 103.1% (Cost $101,525,564)		117,117,150

Foreign Currency 0.0% (Cost $11)		11

Liabilities in Excess of Other Assets (3.1%)		(3,535,610)

Net Assets 100.0%		$113,581,551

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued
Investment Abbreviation:
ADR — American Depositary Receipt
Percentages are calculated as a percentage of net assets.
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All of a portion of this security was out on loan at November 30, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued
short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$117,117,150	$-0-	$-0-	$117,117,150

Invesco Van Kampen Technology Fund
Schedule of Investments — November 30, 2010 (Unaudited) continued
Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,442,690

Aggregate unrealized (depreciation) of investment securities	(2,194,317)

Net unrealized appreciation of investment securities	$15,248,373

Cost of investments for tax purposes is $101,868,777.
Subsequent Event — Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Technology Fund (the “Acquiring Fund”) in exchange for the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.